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             Annual Notice of Securities sold Pursuant to Rule 24F-2

                        UNITED STATES                 --------------------------
              SECURITIES AND EXCHANGE COMMISSION      |      OMB APPROVAL      |
                    Washington, D.C. 20549            |-------------------------
                                                      |OMB Number:    3235-0456|
                          FORM 24F-2                  |Expires: August 31, 2000|
               Annual Notice of Securities Sold       |Estimated average burden|
                    Pursuant to Rule 24f-2            |hours per response . . 1|
                                                      --------------------------

            Read instructions at end of Form before preparing Form.

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| 1.    Name and address of issuer:                                            |
|          State Street Research Capital Trust                                 |
|          One Financial Center                                                |
|          Boston, MA 02111                                                    |
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| 2.    The name of each series or class of securities for which this Form is  |
|       filed (if the Form is being filed for all series and classes of        |
|       securities of the issuer, check the box but do not list series or      |
|       classes): [X]                                                          |
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| 3.    Investment Company Act File Number 811-3838                            |
|                                                                              |
|       Securities Act File Number          2-86271                            |
|                                                                              |
|                                                                              |
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| 4(a). Last day of fiscal year for which this Form is filed:                  |
|                      September 30, 2001                                      |
|                                                                              |
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| 4(b). [ ]    Check box if this Form is being filed late (i.e., more than     |
|              90 calendar days after the end of the issuer's fiscal           |
|              year). (See Instruction A.2)                                    |
|                                                                              |
| Note: If the form is being filed late, interest must be paid on the          |
| registration fee due.                                                        |
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| 4(c). [ ] Check box if this is the last time the issuer will be filing       |
|           this Form.                                                         |
|                                                                              |
|                                                                              |
|                                                                              |
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| 5.    Calculation of registration fee:                                       |
|                                                                              |
|       (i)    Aggregate sale price of securities sold during the              |
|              fiscal year pursuant to section 24(f):           $3,241,547,684 |
|                                                               -------------- |
|                                                                              |
|       (ii)   Aggregate price of securities redeemed or                       |
|              repurchased during the fiscal year:    $1,419,352,545           |
|                                                     --------------           |
|                                                                              |
|       (iii)  Aggregate price of securities redeemed or                       |
|              repurchased during any prior fiscal year ending no              |
|              earlier than October 11, 1995 that were not                     |
|              previously used to reduce registration fees payable             |
|              to the Commission:                     $19,906,597              |
|                                                     ------------             |
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|       (iv)   Total available redemption credits [add Items 5(ii)             |
|              and 5(iii):                                      $1,439,259,142 |
|                                                               -------------- |
|                                                                              |
|       (v)    Net sales--if Item 5(i) is greater than Item 5(iv)              |
|              [subtract Item 5(iv) from Item(i)]:              $1,802,288,542 |
|                                                               -------------- |
|                                                                              |
|      ---------------------------------------------------------               |
|      |(vi)   Redemption credits available for use            |               |
|      |       in future years                  $  0           |               |
|      |       --if Item 5(i) is less than Item 5(iv)          |               |
|      |         [subtract Item 5(iv) from Item 5(i)]:         |               |
|      ---------------------------------------------------------               |
|                                                                              |
|       (vii)  Multiplier for determining registration fee (See                |
|              Instruction C.9):                                 X     .000239 |
|                                                                 ------------ |
|                                                                              |
|       (viii) Registration fee due [multiply Item 5(v) by Item                |
|              5(vii) (enter "0" if no fee is due):             =$     430,747 |
|                                                                 ------------ |
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| 6.    Prepaid Shares                                                         |
|                                                                              |
|       If the response to Item 5(i) was determined by deducting an amount of  |
|       securities that were registered under the Securities Act of 1933       |
|       pursuant to rule 24e-2 as in effect before October 11, 1997, then      |
|       report the amount of securities (number of shares or other units)      |
|       deducted here: _____________. If there is a number of shares or        |
|       other units that were registered pursuant to rule 24e-2 remaining      |
|       unsold at the end of the fiscal year for which this Form is filed      |
|       that are unavailable for use by the issuer in future fiscal years,     |
|       then state that number here: _____________.                            |
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| 7.    Interest due--if this Form is being filed more than 90 days after      |
|       the end of the issuer's fiscal year (see Instruction D):               |
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| 8.    Total of the amount of the registration fee due plus any interest      |
|       due [line 5(viii) plus line 7]:                                        |
|                                                               =$     430,747 |
|                                                                 ------------ |
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| 9.    Date the registration fee and any interest payment was sent to the     |
|       Commission's lockbox depository:                                       |
|                                                                              |
|       Method of Delivery:                                                    |
|                                                                              |
|                [X] Wire Transfer                November 29, 2001            |
|                                                                              |
|                [ ] Mail or other means                                       |
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edward T. Gallivan, Jr.
                          ------------------------------------------------
                              Edward T. Gallivan, Jr., Assistant Treasurer

Date: November 29, 2001

  *Please print the name and title of the signing officer below the signature.